Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments [Abstract]
Schedule of Total Revenue by Region	The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Asia :
Taiwan	$10,494	$14,668	$1,066
Korea	23,076	1,090	8
China (including Hong-Kong)	821	3,509	24,018
Rest of Asia	53	898	2,202
Total Asia	34,444	20,165	27,294
Germany	—	4,990	15,525
United States of America	13,015	22,565	16,749
Rest of world	3,457	3,159	983
Total revenue	$50,916	$50,879	$60,551
Of our total revenue, 99.8% is attributable to international sales for the year ended December 31, 2022 (99.6% for 2021 and 2020).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Broadband IoT	$35,766	$23,699	$36,181
Massive IoT	15,150	27,180	24,370
Total revenue	$50,916	$50,879	$60,551
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Product	$37,919	$30,410	$22,974
License	9,669	17,073	31,005
Development and other services	3,328	3,396	6,572
Total revenue	$50,916	$50,879	$60,551